PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.8%
Asset-Backed Securities 22.4%
Automobiles 0.6%
Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580%	08/15/35		100	$100,193
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		100	91,730
Series 2023-01A, Class B, 144A	6.220	06/25/27		100	100,160
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	200,326
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	100,321
					592,730
Collateralized Loan Obligations 21.0%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.355(c)	10/25/33		750	744,036
AlbaCore Euro CLO (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	5.777(c)	07/15/35	EUR	500	524,119
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.438(c)	04/20/35		500	489,311
Apidos CLO Ltd. (Jersey), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.057(c)	04/26/35		750	748,384
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410(c)	07/20/32		500	493,027
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.527(c)	04/15/35	EUR	250	252,092
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.302(c)	04/18/35		250	244,369
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.420(c)	01/20/35		500	487,726
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.260(c)	10/20/31		250	246,409

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.270%(c)	10/15/33		250	$246,955
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.443(c)	01/25/35		750	731,115
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.400(c)	05/17/31		495	486,968

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.250(c)	07/20/29		75	74,666
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.312(c)	04/15/35		292	283,992
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.329(c)	04/30/31		250	247,130
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	6.230(c)	04/17/31		249	246,194
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	6.350(c)	01/25/33		500	492,055
CarVal CLO Ltd. (Jersey), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35		500	498,105
Cordatus CLO PLC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	5.561(c)	04/25/36	EUR	250	260,443
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.388(c)	04/20/35		250	243,128
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	01/17/34		500	488,425
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.465(c)	01/25/35		500	487,308

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	6.340%(c)	04/20/32		250	$247,284
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	6.270(c)	04/15/31		250	246,916
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.358(c)	04/26/31		330	325,267
Grosvenor Place CLO DAC (Ireland), Series 22-1A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.412(c)	11/24/35	EUR	750	796,594
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	04/20/34		300	292,866
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.285(c)	04/25/31		249	246,236
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.630(c)	01/16/33		250	246,123
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31		242	239,032
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.420(c)	07/20/34		500	489,006

Madison Park Euro Funding (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.977(c)	07/15/32	EUR	250	260,124
Madison Park Funding Ltd. (Cayman Islands), Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	07/17/34		250	243,622
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.236(c)	01/15/33		250	244,924
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.082(c)	07/18/31		500	499,897
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.280(c)	04/15/31		250	245,676

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.079%(c)	05/21/34		465	$454,791
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.360(c)	07/16/31		500	496,788

Palmer Square European CLO DAC (Ireland), Series 22-2A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.642(c)	01/15/36	EUR	250	267,605
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.250(c)	10/20/31		250	246,342
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	10/15/34		500	487,583

Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	01/20/35		750	731,091
Rockford Tower CLO Ltd., Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.048(c)	07/20/33		750	750,248
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.328(c)	10/20/32		250	245,796
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A	—(p)	07/15/34		750	750,000
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.285(c)	10/25/28		19	18,794
Trinitas Euro CLO (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	6.927(c)	04/15/35	EUR	500	524,238
TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.348(c)	07/20/31		470	470,815
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.500(c)	04/15/34		250	242,379
					19,325,994

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.8%
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190%	08/21/34	150	$144,217
OneMain Financial Issuance Trust, Series 2023-01A, Class A, 144A	5.500	06/14/38	400	397,711
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	87	86,869
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	100	93,257
				722,054

Total Asset-Backed Securities (cost $20,760,539)				20,640,778
Commercial Mortgage-Backed Securities 9.9%
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64	500	399,586
Series 2021-BN38, Class A4	2.275	12/15/64	250	202,255

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.585(cc)	02/15/50	8,410	165,252
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class XB, IO	0.986(cc)	04/15/53	1,019	59,411
Benchmark Mortgage Trust,
Series 2020-B19, Class A1	0.628	09/15/53	315	297,756
Series 2023-V02, Class A3	5.812	05/15/55	500	510,444
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	7.174(c)	10/15/36	255	248,244
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.824(c)	10/15/36	340	327,755
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)	7.927(c)	12/15/38	150	141,330

BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	250	191,666
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,095,187
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	428,333

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Commercial Mortgage Trust, Series 2014-UBS04, Class A5	3.694%	08/10/47	1,000	$965,765
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	214,403
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A2	3.067	06/15/52	232	205,566
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	8.657(c)	10/15/36	180	158,798
GS Mortgage Securities Trust,
Series 2021-GSA03, Class A4	2.369	12/15/54	200	162,512
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	2,000	88,910

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class F, 144A, 1 Month LIBOR + 2.190% (Cap N/A, Floor 2.190%)	7.297(c)	06/15/38	374	336,558
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.715%)	7.774(c)	04/15/38	369	354,083
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	914,427
Series 2019-L02, Class A3	3.806	03/15/52	325	303,092
Series 2020-HR08, Class A3	1.790	07/15/53	365	292,394

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/28	500	514,887
ONE Mortgage Trust, Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)	6.923(c)	03/15/36	120	106,871
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.357(c)	01/15/36	310	287,958
Series 2020-01NYP, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	6.607(c)	01/15/36	175	159,670

Total Commercial Mortgage-Backed Securities (cost $9,625,925)				9,133,113
Corporate Bonds 33.9%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	148,151

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.900%	05/01/49	180	$134,986

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	75	73,847
				356,984
Agriculture 0.9%
Altria Group, Inc., Gtd. Notes	2.450	02/04/32	245	191,847
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	113,781
Gtd. Notes, 144A	3.950	06/15/25	105	101,567

Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	450	445,187
				852,382
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	139,384
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	41,867
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	39,861
				81,728
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	50	36,892
Sr. Unsec’d. Notes	6.100	08/19/32	255	239,582

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.271	01/09/27	200	183,620

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	150	$141,692
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.000	04/09/27	180	176,761
				778,547
Banks 8.1%
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	200	199,750
Bank of America Corp.,
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	235	233,574
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	925,315

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.829(ff)	05/09/27	340	338,961
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	415	370,701
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	40	33,366
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	841,353
Sub. Notes	6.174(ff)	05/25/34	70	70,999

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	272,975
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.311(ff)	11/16/27	310	266,292
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	44,886
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	696,573
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	115,816
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,049,360
Morgan Stanley,
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	25	26,794
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	444,837
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	450	375,878
Sub. Notes, GMTN	4.350	09/08/26	195	190,124

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	195	172,966
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.671(c)	05/12/26	200	200,118

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389%(ff)	04/24/34	125	$124,972
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	224,899
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	290,721
				7,511,230
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	40	37,699
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	290	287,334
Building Materials 0.7%
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	152,726
Griffon Corp., Gtd. Notes	5.750	03/01/28	48	44,461
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	100	96,520
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	217,265
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	69,890
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	63,591
				644,453
Chemicals 0.6%
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	123,309
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	50	46,076
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26	140	138,636

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900%	03/27/28		55	$54,486
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32		20	16,022
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		200	196,787
					575,316
Commercial Services 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		125	117,199
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		160	150,608
Gtd. Notes, 144A	4.900	05/01/33		355	348,905

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27		75	71,224
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		75	62,947
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	252	226,257
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		30	29,401
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57		25	18,096
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32		50	41,725
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122		80	65,447
					1,131,809
Computers 0.6%
Leidos, Inc., Gtd. Notes	4.375	05/15/30		500	456,213
NCR Corp., Gtd. Notes, 144A	6.125	09/01/29		50	49,595
					505,808

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	100	$85,855
Diversified Financial Services 0.6%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	165	161,326
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	93,388
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	25	21,784
OneMain Finance Corp., Gtd. Notes	6.875	03/15/25	25	24,107
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	205,162
				505,767
Electric 1.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	225	225,921
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	61,208
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	50	40,297

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	178,413
Edison International, Sr. Unsec’d. Notes	5.250	11/15/28	130	128,316
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	197,725
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	41,217
Gtd. Notes, 144A	3.875	02/15/32	50	38,876

Pacific Gas & Electric Co., First Mortgage	4.500	07/01/40	110	85,335
Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	145	131,802
Sempra Energy, Jr. Sub. Notes	4.125(ff)	04/01/52	120	97,031
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	21,345

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Southern California Edison Co., (cont’d.)
First Mortgage	5.300%	03/01/28		110	$112,008

Southern Co. (The), Jr. Sub. Notes	5.113	08/01/27		40	39,881
Vistra Corp., Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,010
Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375	05/01/29		50	43,744
					1,465,129
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A (original cost $50,125; purchased 04/12/22)(f)	9.750	10/15/25		50	46,540
Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	191,250
Entertainment 0.4%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30		75	75,252
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		50	50,033
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29		50	40,371
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		95	76,865
Gtd. Notes	5.141	03/15/52		155	121,050
					363,571
Foods 0.6%
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		50	47,134
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	218	203,349
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		25	24,842

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	5.125%	02/01/28		45	$43,259
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	22,321
Gtd. Notes, 144A	4.375	01/31/32		25	22,207

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	97,391
Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		50	39,941
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	63,574
					564,018
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	5.250	03/30/28		40	40,302
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52		75	68,179
					108,481
Healthcare-Products 0.3%
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	192	188,455
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,601
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	21,479
					231,535
Healthcare-Services 1.6%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		150	128,680
Inova Health System Foundation, Unsec’d. Notes	4.068	05/15/52		250	211,527
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	56,478

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556%	11/01/52	220	$201,726
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	150	148,459
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	85,279
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	25	23,697
Sr. Sec’d. Notes, 144A	6.750	05/15/31	125	124,878

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63	455	445,497
				1,426,221
Home Builders 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	42,072
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	75	71,265
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	56,914
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	49,952
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	45,750
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	46,077
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	43,701
				355,731
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	50	39,540
Insurance 0.5%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	4.400	04/05/52	100	76,054

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375%	03/03/31	115	$96,438
Sr. Unsec’d. Notes	5.625	08/16/32	135	132,162

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	156,904
				461,558
Internet 0.1%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	122,182
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	106,796
Leisure Time 0.0%
Royal Caribbean Cruises Ltd., Gtd. Notes, 144A	7.250	01/15/30	25	25,141
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	4.900	04/15/29	30	29,428
MGM Resorts International, Gtd. Notes	4.750	10/15/28	75	68,303
				97,731
Machinery-Diversified 0.2%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	50,516
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	140	136,294
				186,810
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	39,281
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	18,492

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	06/01/33		100	$76,339

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52		400	251,459
CSC Holdings LLC, Gtd. Notes, 144A	6.500	02/01/29		400	316,864
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A	5.375	08/15/26(d)		200	8,301
DISH DBS Corp., Gtd. Notes	5.125	06/01/29		50	22,616
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		75	72,115
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		25	21,542
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	206	195,520
					1,022,529
Mining 0.9%
Freeport-McMoRan, Inc., Gtd. Notes	5.400	11/14/34		135	129,468
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		25	24,646
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25		200	196,038
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27		150	146,046
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		160	132,701
Gtd. Notes	2.600	07/15/32		265	217,385
					846,284

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc., Gtd. Notes	2.750%	04/01/31		115	$97,236
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		140	125,751
Oil & Gas 2.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26		200	180,066
Gtd. Notes, 144A	3.100	07/15/31		200	165,886

BP Capital Markets America, Inc., Gtd. Notes	4.812	02/13/33		300	296,753
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52		100	68,176
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29		50	47,101
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		75	73,680
ConocoPhillips Co., Gtd. Notes	5.300	05/15/53		115	114,714
Devon Energy Corp., Sr. Unsec’d. Notes	5.875	06/15/28		95	95,095
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		30	26,719
Sr. Unsec’d. Notes	8.875	01/13/33		100	97,283

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	74,274
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		30	29,246
Sr. Sec’d. Notes, 144A	4.875	03/30/26		90	82,648
Sr. Sec’d. Notes, 144A	5.375	03/30/28		40	35,658

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31		65	52,798
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	22,588
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	67,294
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	78,952

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	5.350%	02/12/28		100	$80,345
Gtd. Notes	6.500	03/13/27		200	172,530
Gtd. Notes	6.500	01/23/29		100	81,331
Gtd. Notes, EMTN	4.875	02/21/28	EUR	130	109,411

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31		125	102,136
Southwestern Energy Co., Gtd. Notes	4.750	02/01/32		25	21,632
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	192,234
					2,368,550
Packaging & Containers 0.3%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		140	119,236
Ball Corp., Gtd. Notes	6.000	06/15/29		50	50,066
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		100	87,056
					256,358
Pharmaceuticals 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39		265	227,271
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.250	02/15/29		50	22,000
Cigna Group (The), Sr. Unsec’d. Notes	3.200	03/15/40		235	178,982
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40		130	89,731
Sr. Unsec’d. Notes	3.250	08/15/29		225	203,780

Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61		55	35,988

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	225	$212,145
Viatris, Inc., Gtd. Notes	3.850	06/22/40	125	83,979
				1,053,876
Pipelines 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	75	76,222
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	85	71,880
Sr. Unsec’d. Notes	5.400	10/01/47	285	244,234
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,121
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,129

Kinder Morgan, Inc., Gtd. Notes	5.450	08/01/52	135	119,856
MPLX LP,
Sr. Unsec’d. Notes	4.950	03/14/52	55	45,389
Sr. Unsec’d. Notes	5.200	03/01/47	105	90,433
Sr. Unsec’d. Notes	5.650	03/01/53	50	45,708
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	111,755
Gtd. Notes	5.200	07/15/48	65	54,183

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	67,610
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	35,371
Gtd. Notes	6.500	02/15/53	150	146,976
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.650	07/01/26	150	144,850
Sr. Unsec’d. Notes	6.150	04/01/33	50	49,882
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	465	384,552

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.300%	08/15/52	145	$131,120
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,790
				1,966,061
Real Estate 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	30	28,851
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	50	39,899
				68,750
Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.750	04/15/35	30	27,954
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	145	130,883
Corporate Office Properties LP, Gtd. Notes	2.750	04/15/31	115	85,655
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	255	250,856
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	75	53,713
Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	124,607
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	44,566
Gtd. Notes	5.250	06/01/25	160	156,612

Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33	90	83,343
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	150	123,286
Realty Income Corp., Sr. Unsec’d. Notes	4.700	12/15/28	270	263,664
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	135	103,891
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	131,457

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP, (cont’d.)
Gtd. Notes	4.200%	04/15/32		80	$69,904
Gtd. Notes	5.700	01/15/33		45	43,828

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		60	57,106
Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	166,464
					1,917,789
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	22,070
Advance Auto Parts, Inc., Gtd. Notes	5.900	03/09/26		45	45,576
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	231	237,510
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		50	34,545
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	4.200	04/01/30		35	33,241
Sr. Unsec’d. Notes	4.700	06/15/32		50	48,717

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		75	73,943
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	42,585
					538,187
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	156,221
Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63		45	44,813
					201,034

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	5.450%	03/02/28	140	$142,171
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	180	124,215
Sr. Unsec’d. Notes	5.550	02/06/53	50	46,716
				313,102
Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	275	189,443
Sr. Unsec’d. Notes	5.400	02/15/34	260	260,815

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	50	39,526
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	450	376,052
Gtd. Notes	3.750	04/15/27	45	42,737

Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	235	221,331
				1,129,904
Transportation 0.1%
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	100	98,500

Total Corporate Bonds (cost $34,238,921)				31,290,441
Municipal Bonds 0.2%
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	35,623
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	86,013
				121,636

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048%	04/01/52	95	$82,557

Total Municipal Bonds (cost $240,000)				204,193
Residential Mortgage-Backed Securities 3.0%
Bellemeade Re Ltd., Series 2019-02A, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)	8.238(c)	04/25/29	200	203,600
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	95	93,679
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.223(c)	03/25/42	15	16,001
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.223(c)	03/25/42	20	20,388

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	93	87,650
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.623(c)	01/25/51	500	475,011
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.473(c)	10/25/41	200	194,321
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.823(c)	01/25/42	300	289,508
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.873(c)	04/25/42	310	309,033
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.673(c)	09/25/42	600	619,113
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	8.910(c)	05/25/25	271	267,087

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.398%(c)	03/27/25		196	$195,864

Total Residential Mortgage-Backed Securities (cost $2,731,981)					2,771,255
Sovereign Bonds 1.2%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		100	97,988
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		150	139,106
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	143,279
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	78,936

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	127,873
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	300	281,949
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	198,037

Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/26(d)		100	18,550

Total Sovereign Bonds (cost $1,296,107)					1,085,718
U.S. Government Agency Obligations 16.1%
Federal Home Loan Mortgage Corp.	2.500	03/01/51		588	505,725
Federal Home Loan Mortgage Corp.	2.500	04/01/51		487	417,953
Federal Home Loan Mortgage Corp.	3.000	01/01/52		465	412,710
Federal Home Loan Mortgage Corp.	3.000	02/01/52		463	411,033
Federal Home Loan Mortgage Corp.	6.000	08/01/52		120	122,081
Federal National Mortgage Assoc.	1.500	02/01/51		770	601,172
Federal National Mortgage Assoc.	2.000	11/01/50		423	349,468
Federal National Mortgage Assoc.	3.000	12/01/51		456	405,179
Federal National Mortgage Assoc.	3.000	01/01/52		217	192,724
Federal National Mortgage Assoc.	3.000	03/01/52		466	413,429
Federal National Mortgage Assoc.	3.500	02/01/52		899	826,915
Federal National Mortgage Assoc.	4.000	05/01/52		1,170	1,105,359

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	06/01/52	1,610	$1,521,619
Federal National Mortgage Assoc.	4.500	06/01/52	1,442	1,396,770
Federal National Mortgage Assoc.	5.000	06/01/52	232	228,739
Federal National Mortgage Assoc.	5.000	07/01/52	724	712,877
Federal National Mortgage Assoc.	5.500	11/01/52	970	972,304
Federal National Mortgage Assoc.	6.000	11/01/52	104	105,921
Federal National Mortgage Assoc.	6.000	12/01/52	427	431,622
Federal National Mortgage Assoc.	6.500	06/01/53	113	115,664
Government National Mortgage Assoc.	2.500	09/20/51	1,025	897,228
Government National Mortgage Assoc.	3.000	08/20/51	1,202	1,086,125
Government National Mortgage Assoc.	3.500	12/20/51	473	440,094
Government National Mortgage Assoc.	3.500	03/20/52	470	435,645
Government National Mortgage Assoc.	3.500	06/20/52	491	455,622
Government National Mortgage Assoc.	5.500	09/20/52	241	241,104

Total U.S. Government Agency Obligations (cost $15,133,397)				14,805,082
U.S. Treasury Obligations 12.1%
U.S. Treasury Bonds(k)	2.000	11/15/41	4,210	3,095,008
U.S. Treasury Bonds	2.250	08/15/49	1,215	882,773
U.S. Treasury Bonds	2.250	02/15/52	1,000	721,562
U.S. Treasury Bonds(h)	2.375	02/15/42	3,700	2,894,672
U.S. Treasury Bonds	2.375	11/15/49	1,040	776,750
U.S. Treasury Bonds	3.000	08/15/52	985	837,866
U.S. Treasury Bonds	3.625	02/15/53	170	163,412
U.S. Treasury Bonds	4.000	11/15/52	65	66,869
U.S. Treasury Notes	3.250	06/30/29	820	797,194
U.S. Treasury Strips Coupon(k)	2.391(s)	11/15/41	1,880	875,669
U.S. Treasury Strips Coupon	3.799(s)	02/15/39	170	90,751

Total U.S. Treasury Obligations (cost $12,714,003)				11,202,526

Total Long-Term Investments (cost $96,740,873)				91,133,106

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $1,656,622)(wj)	1,656,622	$1,656,622

TOTAL INVESTMENTS 100.6% (cost $98,397,495)		92,789,728
Liabilities in excess of other assets(z) (0.6)%		(548,978)

Net Assets 100.0%		$92,240,750

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BOA—Bank of America, N.A.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $50,125. The aggregate value of $46,540 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	2 Year U.S. Treasury Notes	Sep. 2023	$5,763,188	$(16,817)
60	5 Year U.S. Treasury Notes	Sep. 2023	6,544,688	(25,403)
43	10 Year U.S. Treasury Notes	Sep. 2023	4,922,156	(5,035)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	273,750	4,009
				(43,246)
Short Positions:
5	5 Year Euro-Bobl	Jun. 2023	631,400	(16,206)
3	10 Year Euro-Bund	Jun. 2023	436,272	(15,318)
11	20 Year U.S. Treasury Bonds	Sep. 2023	1,411,781	(13,938)
				(45,462)
				$(88,708)
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	CITI	GBP	11	$14,279	$14,293	$14	$—
Expiring 06/02/23	JPM	GBP	433	536,449	539,231	2,782	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/02/23	GSI	EUR	4,295	$4,623,431	$4,590,793	$—	$(32,638)
Expiring 06/02/23	SSB	EUR	22	23,243	23,042	—	(201)
				$5,197,402	$5,167,359	2,796	(32,839)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	BOA	GBP	445	$554,376	$553,524	$852	$—
Expiring 07/05/23	JPM	GBP	433	536,808	539,636	—	(2,828)
Euro,
Expiring 06/02/23	BOA	EUR	4,252	4,687,660	4,545,146	142,514	—
Expiring 06/02/23	BOA	EUR	64	71,064	68,690	2,374	—
Expiring 07/05/23	GSI	EUR	4,295	4,632,390	4,600,315	32,075	—
				$10,482,298	$10,307,311	177,815	(2,828)
						$180,611	$(35,667)
Interest rate swap agreements outstanding at May 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.428%	$(1,207)	$22,341	$23,548
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.428%	7,030	32,764	25,734
	1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.080%	—	10,770	10,770
	1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.080%	—	19,676	19,676
					$5,823	$85,551	$79,728

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.540%	JPM	09/20/23	(1,775)	$31,659	$—	$31,659
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/02/23	1,185	(38,037)	—	(38,037)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/10/23	2,325	(60,815)	—	(60,815)
					$(67,193)	$—	$(67,193)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of May 31, 2023, termination date 09/20/2023:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,495,215	1.52%
United Parcel Service, Inc.	4,000,000	4,197,738	1.42%
Morgan Stanley	4,000,000	4,182,262	1.42%
Northrop Grumman Corp.	4,000,000	4,005,819	1.36%
FedEx Corp.	4,000,000	3,794,868	1.28%
The Walt Disney Co.	4,000,000	3,761,585	1.27%
Conagra Brands, Inc.	4,000,000	3,738,687	1.27%
Keurig Dr Pepper, Inc.	4,000,000	3,733,722	1.26%
Cigna Corp.	4,000,000	3,726,901	1.26%
Fox Corp.	4,000,000	3,689,259	1.25%
Wells Fargo & Co.	4,000,000	3,682,491	1.25%
TransCanada PipeLines Ltd.	4,000,000	3,679,625	1.25%
HCA, Inc.	4,000,000	3,621,930	1.23%
ExxonMobil Corp.	4,000,000	3,604,259	1.22%
Thermo Fisher Scientific, Inc.	4,000,000	3,587,956	1.21%
Bristol-Myers Squibb Co.	4,000,000	3,568,900	1.21%
Eli Lilly and Co.	4,000,000	3,557,885	1.20%
Intel Corp.	4,000,000	3,555,554	1.20%
Telefonica Emisiones, S.A.U.	4,000,000	3,536,264	1.20%
Johnson & Johnson	4,000,000	3,510,554	1.19%
Deere & Co.	4,000,000	3,502,410	1.19%
Mastercard, Inc.	4,000,000	3,427,106	1.16%
T-Mobile USA, Inc.	4,000,000	3,425,947	1.16%
McDonald’s Corp.	4,000,000	3,414,265	1.16%
Fiserv, Inc.	4,000,000	3,371,542	1.14%
Progressive Corp.	4,000,000	3,301,782	1.12%
Enterprise Products Operating LLC	4,000,000	3,298,019	1.12%
Union Electric Co.	4,000,000	3,249,126	1.10%
Equinor ASA	4,000,000	3,247,658	1.10%
Bank of America Corp.	4,000,000	3,246,396	1.10%
NVIDIA Corp.	4,000,000	3,230,715	1.09%
Humana, Inc.	4,000,000	3,223,587	1.09%
Nike, Inc.	4,000,000	3,208,956	1.09%
Vodafone Group PLC	4,000,000	3,182,046	1.08%
Dollar General Corp.	4,000,000	3,166,922	1.07%
Becton, Dickinson & Co.	4,000,000	3,130,175	1.06%
Caterpillar, Inc.	4,000,000	3,119,520	1.06%
Southern California Edison Co.	4,000,000	3,026,033	1.02%
The Coca-Cola Co.	4,000,000	3,017,901	1.02%
Starbucks Corp.	4,000,000	2,998,174	1.01%

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Entergy Corp.	4,000,000	$2,992,136	1.01%
Union Pacific Corp.	4,000,000	2,980,645	1.01%
Paramount Global	4,000,000	2,976,844	1.01%
Global Payments, Inc.	4,000,000	2,976,109	1.01%
PepsiCo, Inc.	4,000,000	2,961,801	1.00%
Oracle Corp.	4,000,000	2,957,482	1.00%
Amazon.com, Inc.	4,000,000	2,934,748	0.99%
Verizon Communications, Inc.	4,000,000	2,933,442	0.99%
Suncor Energy, Inc	4,000,000	2,930,159	0.99%
Walgreens Boots Alliance, Inc.	4,000,000	2,928,243	0.99%
		$169,591,363

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).